PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
6.	PREPAYMENTS AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following:

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Prepayments to suppliers	4,365	14,311	2,246
Deposits	144	140	22
	4,509	14,451	2,268